Summary of Significant Accounting Policies - Summary of Fair Value Hierarchy of The Valuation (Detail) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability		$ 545	$ 370
Fair Value Measurements Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability		545	370
Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents, Fair Value	$ 31,337	56,907	58,182
Money Market Funds [Member] | Fair Value Measurements Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents, Fair Value	$ 31,337	$ 56,907	$ 58,182